NET INCOME (EXPENSE) FROM FINANCIAL OPERATIONS (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (expense) from financial operations
Trading derivatives	$ 38,217	$ (18,974)	$ (395,209)
Trading investments		10,008	18,229
Net gains on financial assets at fair value through profit or loss	9,393
Net gains on derecognition of financial assets measured at amortised cost	8,479
Sale of loans and accounts receivables from customers
Current portfolio	(309)	3,020	1,469
Charged-off portfolio	709	3,020	2,720
Available for sale investments		8,956	14,598
Repurchase of issued bonds	(840)	(742)	(8,630)
Other income (expense) from financial operations	(2,475)	(2,492)	(211)
Total income (expense)	$ 53,174	$ 2,796	$ (367,034)